Post-Employment Benefits - Summary of Amount Recognized in the Consolidated Balance Sheet (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Movements in effect of asset ceiling	kr 452
Effect of asset ceiling	kr 833	kr 381